Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com
June 29, 2011
VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Hatteras Multi-Strategy TEI Institutional Fund, L.P. (File Nos. 333-150621/ 811-21985)
Ladies and Gentlemen:
          Filed herewith electronically via EDGAR is an amendment to the registration statement on Form N-2 (the “Registration Statement”) of Hatteras Multi-Strategy TEI Institutional Fund, L.P. (the “Registrant”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the “Securities Act”), and the applicable rules thereunder. The purpose of this amendment is to include the most current financial statements of the Registrant and to make other non-material changes. The Registrant represents that this amendment would be filed pursuant to Rule 485(b) of the Securities Act if the Registrant was an open-end management investment company.
          Questions and comments may be directed to the undersigned at (215) 988-2972.

Very truly yours,

/s/ Joseph B. Andolina Joseph B. Andolina
cc: Joshua B. Deringer